Commitments And Contingencies (Schedule Of Costs Incurred Attributable To Each Category Of Power Purchase Agreements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Third-Party Power Purchase Agreements [Line Items]
Payments for renewable energy contracts with QF's	$ 286		$ 297		$ 321
Qualifying Facilities [Member]
Third-Party Power Purchase Agreements [Line Items]
Costs incurred in power purchase	779	[1]	1,069	[1]	1,164	[1]
Renewable Energy Contracts [Member]
Third-Party Power Purchase Agreements [Line Items]
Costs incurred in power purchase	815		622		573
Other Power Purchase Agreements [Member]
Third-Party Power Purchase Agreements [Line Items]
Costs incurred in power purchase	$ 661		$ 690		$ 657

[1]	Costs incurred include $286, $297, and $321 attributable to renewable energy contracts with qualifying facilities at December 31, 2012, 2011 and 2010, respectively.